UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of March 31, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.1%
BANK LOAN
Technology
Lender Processing Services, Inc. (cost $483,588)	Baa3	2.765%	07/02/14	$ 486	$ 485,439

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Class A2(b)	Aaa	5.700	12/10/49	4,220	4,356,143
Ser. 2007-C6, Class A3(b)	Aaa	5.698	12/10/49	10,000	10,495,275
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	3,603	3,601,103
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	14,249	14,565,371
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	11,718	11,825,024
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	199	198,784
GS Mortgage Securities Corp. II,
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	4,185	4,229,098
Ser. 2007-GG10, Class A2(b)	Aaa	5.778	08/10/45	12,330	12,628,679
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.803	06/15/49	8,000	8,253,971
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	15,000	15,212,014
Ser. 2005-C5, Class A2	AAA(c)	4.885	09/15/30	1,575	1,580,588
Ser. 2007-C2, Class A2	AAA(c)	5.303	02/15/40	14,275	14,567,312
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	1,292	1,306,231
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	12,909	13,050,671
Ser. 2007-C33, Class A3(b)	Aaa	5.899	02/15/51	11,193	11,873,265

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $129,034,953)					127,743,529

CORPORATE BONDS — 93.2%
Aerospace & Defense — 1.6%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A(d)	Baa2	4.950	06/01/14	2,500	2,656,850
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,494,683
Gtd. Notes, 144A	Baa2	6.400	12/15/11	5,750	5,978,419
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	4,960,577
Boeing Co. (The),
Sr. Unsec’d. Notes	A2	3.500	02/15/15	8,835	9,264,001
Sr. Unsec’d. Notes	A2	5.000	03/15/14	2,400	2,622,264
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,338,213
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	2,070	2,132,100
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,341,460
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,027,027
Sr. Unsec’d. Notes(d)	Baa2	3.700	08/01/14	4,500	4,709,264
Raytheon Co., Sr. Unsec’d. Notes(d)	Baa1	1.625	10/15/15	10,305	9,839,348
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,136,356

					66,500,562

Airlines — 0.4%
American Airlines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2001-1	B2	6.817	05/23/11	700	702,281
Pass-thru Certs., Ser. 2001-2	Ba1	7.858	10/01/11	205	211,909
Continental Airlines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2001-1, Class A-1(a)	Baa2	6.703	06/15/21	313	327,558
Pass-thru Certs., Ser. 2001-1, Class B(d)	Ba1	7.373	12/15/15	195	195,247
Delta Air Lines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2001-1, Class A-2(d)	BBB-(c)	7.111	09/18/11	6,150	6,334,500
Pass-thru Certs., Ser. 2010-1, Class A	Baa2	6.200	07/02/18	5,371	5,572,794
Pass-thru Certs., Ser. 2010-2, Class A(d)	Baa2	4.950	05/23/19	3,225	3,225,000

					16,569,289

Automotive — 1.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,141,410
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,115,779

Daimler Finance North America LLC,
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	14,949,825
Gtd. Notes, MTN	A3	5.750	09/08/11	11,155	11,397,711
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	Ba2	5.625	09/15/15	6,980	7,309,302
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,259,028
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	02/28/14	4,165	4,147,436
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,039,120

					60,359,611

Banking — 23.9%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	3.875	11/10/14	7,250	7,241,104
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa3	3.000	01/31/14	11,150	11,130,209
American Express Bank FSB, Sr. Unsec’d. Notes, MTN	A2	5.500	04/16/13	9,000	9,652,851
American Express Co., Sr. Unsec’d. Notes	A3	7.250	05/20/14	3,900	4,436,012
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	9,990	9,809,501
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	7,982,365
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,236,564
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,666,991
ANZ National International Ltd. (New Zealand),
Gtd. Notes., 144A	Aa2	2.375	12/21/12	5,000	5,064,845
Gtd. Notes., 144A, MTN	Aa2	6.200	07/19/13	2,500	2,727,503
Bank of America Corp.,
Sr. Unsec’d. Notes(d)	A2	3.625	03/17/16	10,000	9,859,180
Sr. Unsec’d. Notes	A2	3.700	09/01/15	9,780	9,795,677
Sr. Unsec’d. Notes(d)	A2	4.500	04/01/15	15,700	16,303,021
Sr. Unsec’d. Notes	A2	4.875	01/15/13	15,000	15,771,495
Sr. Unsec’d. Notes, MTN	A2	4.900	05/01/13	9,100	9,602,884
Sr. Unsec’d. Notes	A2	5.375	09/11/12	4,000	4,211,864
Sr. Unsec’d. Notes, MTN	A2	7.375	05/15/14	20,300	22,925,277
Sub. Notes	A3	4.750	08/15/13	7,000	7,359,450
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950	06/18/15	15,000	15,276,315
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A(d)	Aa2	2.450	09/11/15	18,500	17,796,167
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	Aa3	2.500	01/23/13	9,170	9,330,539
Sr. Unsec’d. Notes	Aa3	5.200	07/10/14	7,050	7,619,548
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	3.850	07/27/12	5,000	5,176,575
Capital One Financial Corp.,
Sr. Unsec’d. Notes, MTN	Baa1	5.700	09/15/11	10,230	10,456,646
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,947,377
Citigroup, Inc.,
Sr. Unsec’d. Notes(d)	A3	4.587	12/15/15	16,190	16,741,253
Sr. Unsec’d. Notes(d)	A3	4.750	05/19/15	6,000	6,289,224
Sr. Unsec’d. Notes	A3	5.250	02/27/12	3,000	3,116,358
Sr. Unsec’d. Notes	A3	5.500	04/11/13	38,815	41,532,710
Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,311,788
Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	7,111,112
Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,933,970
Sub. Notes	Baa1	4.875	05/07/15	2,000	2,062,650
Sub. Notes(d)	Baa1	5.000	09/15/14	35,280	36,839,482
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa1	3.750	10/15/14	12,445	12,919,690
Countrywide Financial Corp., Gtd. Notes, MTN(d)	A2	5.800	06/07/12	10,182	10,710,039
Credit Suisse/NY (Switzerland),
Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	24,166,080
Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,466,241
Deutsche Bank AG/London (Germany),
Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	5,081,010
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875	05/20/13	12,500	13,290,313
FIA Card Services NA,
Sub. Notes, MTN	A1	6.625	06/15/12	3,000	3,153,423
Sub. Notes	A1	7.125	11/15/12	6,375	6,868,011
Fifth Third Bancorp,
Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,558,335
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	466,427
Goldman Sachs Group, Inc. (The),
Sr. Notes	A1	3.700	08/01/15	21,620	21,779,534
Sr. Unsec’d. Notes	A1	3.625	02/07/16	5,000	4,952,755
Sr. Unsec’d. Notes, MTN	A1	3.625	08/01/12	3,965	4,088,946
Sr. Unsec’d. Notes	A1	4.750	07/15/13	11,000	11,656,502
Sr. Unsec’d. Notes	A1	5.125	01/15/15	10,000	10,685,800

Sr. Unsec’d. Notes	A1	5.150	01/15/14	15,259	16,377,073
Sr. Unsec’d. Notes	A1	5.250	10/15/13	5,830	6,260,505
Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,193,837
Sr. Unsec’d. Notes, MTN	A1	6.000	05/01/14	12,500	13,726,137
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A	Aa2	1.625	08/12/13	5,000	4,995,825
Sr. Notes, 144A	Aa2	3.500	06/28/15	6,730	6,817,389
Sr. Unsec’d. Notes, 144A(d)	Aa2	2.000	01/19/14	19,000	18,938,744
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250	12/12/12	8,997	9,517,342
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(d)	Aa3	3.400	06/24/15	20,000	20,122,760
Sr. Unsec’d. Notes	Aa3	3.700	01/20/15	13,175	13,553,307
Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,061,984
Sr. Unsec’d. Notes, MTN	Aa3	5.375	01/15/14	12,415	13,378,752
Sub. Notes	A1	5.125	09/15/14	34,861	37,417,009
Sub. Notes	A1	5.750	01/02/13	20,437	21,848,624
KeyBank NA, Sub. Notes	Baa1	5.700	08/15/12	1,300	1,374,381
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(d)	Aa3	4.375	01/12/15	14,400	14,666,731
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN	A2	5.450	02/05/13	15,220	16,134,052
Sr. Unsec’d. Notes, MTN	A2	6.050	08/15/12	1,665	1,769,425
Morgan Stanley,
Sr. Unsec’d. Notes	A2	4.000	07/24/15	17,000	17,276,760
Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.100	01/26/15	10,000	10,267,180
Sr. Unsec’d. Notes	A2	4.200	11/20/14	5,000	5,162,015
Sr. Unsec’d. Notes(d)	A2	5.300	03/01/13	7,810	8,300,991
Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	504,601
Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.750	08/31/12	10,000	10,607,530
Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	10,000	10,878,500
Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	10,444,527
Sub. Notes	A3	4.750	04/01/14	10,000	10,420,160
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa1	2.500	01/08/13	10,000	10,180,650
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,533,912
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700	11/13/14	7,900	8,180,260
PNC Funding Corp.,
Gtd. Notes	A3	3.000	05/19/14	5,575	5,693,909
Gtd. Notes(d)	A3	3.625	02/08/15	4,575	4,729,850
Gtd. Notes	A3	4.250	09/21/15	6,500	6,835,504
Gtd. Notes	A3	5.400	06/10/14	3,630	3,972,563
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200	05/13/14	3,850	4,076,161
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes(d)	Aa3	3.250	01/11/14	4,245	4,296,415
Gtd. Notes, Ser. 2	Aa3	3.400	08/23/13	16,125	16,494,198
Gtd. Notes, 144A, MTN	Aa3	4.875	08/25/14	5,250	5,451,201
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa2	2.150	07/22/13	9,500	9,541,296
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	642,156
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A	Aa2	2.875	09/14/12	7,140	7,312,981
Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,680,285
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875	01/15/15	2,500	2,562,287
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	10,000	9,969,730
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	740,174
Wachovia Bank NA, Sub. Notes	Aa3	4.800	11/01/14	10,700	11,393,895
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN(b)	A1	2.074	05/01/13	5,000	5,146,645
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/13	14,100	15,195,232
Sr. Unsec’d. Notes, MTN	A1	5.700	08/01/13	4,900	5,326,021
Sub. Notes	A2	5.250	08/01/14	7,650	8,181,453
Wells Fargo & Co.,
Sr. Unsec’d. Notes	A1	3.676	06/15/16	16,650	16,748,402
Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750	10/01/14	5,000	5,239,015
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(b)	Baa3	7.700	12/29/49	500	515,000
Wells Fargo Capital XV, Ltd. Gtd. Notes(b)	Baa3	9.750	12/31/49	8,000	8,780,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	4.200	02/27/15	5,000	5,231,795

					1,017,828,744

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,252,550
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,336,196
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(e)	NR	5.250	02/06/12	1,520	389,500
Sr. Unsec’d. Notes, MTN(e)	NR	5.625	01/24/13	1,000	260,000

Sr. Unsec’d. Notes, MTN(e)	NR	6.000	07/19/12	900	230,625
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, MTN(d)	Baa2	4.125	01/19/16	3,575	3,537,173
Sr. Unsec’d. Notes	Baa2	5.000	03/04/15	5,760	5,964,250

					18,970,294

Building Materials & Construction — 0.2%
CRH America, Inc.,
Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,126,636
Gtd. Notes	Baa1	5.625	09/30/11	373	381,306
D.R. Horton, Inc., Gtd. Notes	Ba3	6.000	04/15/11	2,510	2,513,086
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150	07/15/11	700	710,390
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/16	1,400	1,501,500

					7,232,918

Cable — 2.7%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,387,151
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba3	8.000	04/30/12	10,100	10,605,000
Comcast Corp., Gtd. Notes	Baa1	6.500	01/15/15	17,855	20,206,004
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,347,286
COX Communications, Inc.,
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09-06/03/09)(a)(f)	Baa2	5.450	12/15/14	3,501	3,863,994
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(a)(f)	Baa2	5.500	10/01/15	4,000	4,387,096
Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(a)(f)	Baa2	4.625	06/01/13	1,950	2,069,820
Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(a)(f)	Baa2	7.125	10/01/12	765	830,459
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750	10/01/14	17,475	18,816,591
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes	Baa2	3.500	03/01/16	7,850	7,867,042
Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,756,250
DISH DBS Corp., Gtd. Notes	Ba3	6.375	10/01/11	4,500	4,590,000
Time Warner Cable, Inc.,
Gtd. Notes	Baa2	3.500	02/01/15	6,600	6,763,528
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,435,848
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,876,493

					115,802,562

Capital Goods — 1.5%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	A2	4.850	12/07/12	6,270	6,678,823
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	507,325
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,186,855
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(a)(f)	Baa1	2.250	01/10/14	5,450	5,436,904
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(a)(f)	Baa1	2.750	07/01/13	3,335	3,376,190
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(a)(f)	Baa1	5.800	10/15/12	5,900	6,270,721
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(a)(f)	Baa1	5.900	11/15/15	1,000	1,109,076
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(a)(f)	Baa1	6.375	10/15/17	1,011	1,133,413
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,203,844
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900	05/01/14	3,500	3,743,866
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	4,964,039
Sr. Unsec’d. Notes, MTN	A2	4.500	04/03/13	2,500	2,658,295
Republic Services, Inc., Gtd. Notes	Baa3	6.750	08/15/11	2,625	2,672,864
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500	02/16/12	508	527,604
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,548,400
Timken Co. (The), Sr. Unsec’d. Notes	Baa3	6.000	09/15/14	2,665	2,939,615
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125	10/15/14	1,100	1,167,989
Waste Management, Inc.,
Gtd. Notes	Baa3	6.375	11/15/12	7,730	8,379,312
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,133,314

					64,638,449

Chemicals — 1.9%
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	Baa1	7.000	06/15/14	2,500	2,801,815
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,408,542

Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	509,299
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	13,083	15,119,029
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes	A2	3.250	01/15/15	6,670	6,916,870
Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	261,818
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	3,915,694
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,289,200
Lubrizol Corp., Gtd. Notes	Baa1	5.500	10/01/14	5,860	6,544,436
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(d)	Baa1	5.250	05/15/14	7,000	7,629,398
PPG Industries, Inc.,
Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,419,952
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,078,387

					79,894,440

Consumer — 0.4%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,576,416
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375	06/15/14	1,250	1,370,853
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,057,843
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,104,496
Whirlpool Corp.,
Sr. Unsec’d. Notes	Baa3	6.125	06/15/11	415	419,282
Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,480,729

					17,009,619

Electric — 5.8%
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,079,322
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,751,735
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,640	2,716,779
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	07/01/13	950	1,041,825
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000	03/01/14	4,310	4,887,652
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,573,141
CMS Energy Corp., Sr. Unsec’d. Notes(d)	Ba1	4.250	09/30/15	10,675	10,704,783
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,732,553
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250	11/01/11	5,000	5,156,575
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,617,065
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,245,506
Detroit Edison Co. (The),
Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,281,880
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,117,832
Dominion Resources, Inc.,
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	4,860,165
Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	06/30/12	2,000	2,122,106
DTE Energy Co.,
Sr. Unsec’d. Notes	Baa2	7.050	06/01/11	6,320	6,378,586
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,780,718
Duke Energy Corp.,
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,244,375
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,849,960
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	6,700	7,468,698
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	5.375	11/02/12	1,000	1,021,444
ENEL Finance International SA (Luxembourg),
Gtd. Notes, 144A	A2	3.875	10/07/14	15,080	15,586,582
Gtd. Notes, 144A	A2	5.700	01/15/13	620	656,434
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,505,361
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	25	25,749
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800	02/15/15	4,200	4,406,107
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,371,482
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800	09/11/14	11,025	11,191,246
Interstate Power & Light Co., Debs.	A3	3.300	06/15/15	3,200	3,233,571
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,187,532
LG&E and KU Energy LLC, Notes, 144A	Baa2	2.125	11/15/15	17,800	16,925,824
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	07/15/12	2,175	2,295,747
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,126,105
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300	05/01/11	6,965	6,987,122
National Rural Utilities Cooperative Finance Corp.	A1	2.625	09/16/12	3,200	3,271,958
Nevada Power Co.,
Genl. Ref. Mtge., Ser. A	Baa3	8.250	06/01/11	1,785	1,806,129
Genl. Ref. Mtge., Ser. L	Baa3	5.875	01/15/15	13,350	14,851,314
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,069,758
Gtd. Notes	Baa1	5.350	06/15/13	705	755,359
Gtd. Notes	Baa1	5.625	09/01/11	275	280,511
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,882,278

Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,745,674
Sr. Sec’d. Notes	Baa1	6.375	05/01/12	4,202	4,415,088
Sr. Sec’d. Notes	Baa1	6.375	01/15/15	3,000	3,366,777
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,918,945
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,944,580
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,759,802
PSEG Power LLC,
Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,325,736
Gtd. Notes	Baa1	6.950	06/01/12	260	277,178
Southern California Edison Co.	A1	5.750	03/15/14	2,425	2,693,966
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,586,952
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,075,264
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,102,095
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	957,180
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	486,434

					248,704,540

Energy — Integrated — 3.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	A2	3.125	10/01/15	13,945	14,022,967
Gtd. Notes	A2	3.200	03/11/16	12,950	12,892,839
Gtd. Notes	A2	3.625	05/08/14	6,800	7,062,541
Gtd. Notes	A2	5.250	11/07/13	17,610	19,044,563
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,529,815
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950	03/03/14	3,240	3,464,827
ConocoPhillips,
Gtd. Notes	A1	4.600	01/15/15	2,300	2,506,618
Gtd. Notes	A1	4.750	02/01/14	13,840	15,021,659
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,608,296
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,966,956
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,867,744
Marathon Petroleum Corp., Gtd. Notes, 144A	BBB+(c)	3.500	03/01/16	4,300	4,311,283
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,723,549
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,194,068
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000	03/21/14	14,965	15,994,652
Statoil ASA (Norway),
Gtd. Notes	Aa2	2.900	10/15/14	2,325	2,399,056
Gtd. Notes	Aa2	3.875	04/15/14	8,200	8,708,900
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875	07/18/11	750	762,150

					138,082,483

Energy — Other — 1.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(d)	Ba1	5.950	09/15/16	4,000	4,349,540
Sr. Unsec’d. Notes	Ba1	7.625	03/15/14	9,500	10,844,982
Apache Corp., Sr. Unsec’d. Notes	A3	5.250	04/15/13	1,405	1,515,500
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	937,752
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326	08/01/13	123	123,538
Devon Energy Corp., Sr. Notes	Baa1	5.625	01/15/14	9,843	10,884,429
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875	09/30/11	2,000	2,061,118
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	6,093,114
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	575,158
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125	05/01/11	3,545	3,558,016
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,208,124
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,083,862

					51,235,133

Foods — 7.3%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	Baa1	3.000	10/15/12	12,100	12,446,617
Gtd. Notes	Baa1	5.375	11/15/14	19,000	20,937,525
Gtd. Notes	Baa1	7.200	01/15/14	24,040	27,311,051
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,800,775
Bunge Ltd. Finance Corp.,
Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,663,586
Gtd. Notes	Baa2	5.875	05/15/13	3,325	3,535,895
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,308,730; purchased 08/11/09-08/19/09)(a)(f)	A2	5.200	01/22/13	6,000	6,408,654
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	2,700	2,859,953
Coca-Cola Refreshments USA, Inc.,
Sr. Unsec’d. Notes	A+(c)	4.250	03/01/15	3,230	3,469,553
Sr. Unsec’d. Notes	A+(c)	7.375	03/03/14	1,000	1,159,505
Sr. Unsec’d. Notes	A+(c)	8.500	02/01/12	2,425	2,584,058

ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,562,416
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,610,613
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	12,296,943
Diageo Capital PLC (United Kingdom),
Gtd. Notes	A3	5.200	01/30/13	4,045	4,335,706
Gtd. Notes	A3	7.375	01/15/14	12,195	13,994,714
Dr Pepper Snapple Group, Inc.,
Gtd. Notes	Baa2	2.350	12/21/12	9,250	9,430,671
Gtd. Notes	Baa2	6.120	05/01/13	1,000	1,091,442
Sr. Notes	Baa2	2.900	01/15/16	5,350	5,305,007
General Mills, Inc.,
Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,098,318
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,314,833
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,172,085
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,314,247
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,194,806
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	07/15/11	9,835	10,001,221
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	616,030
International CCE, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	9,723,770
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	1,265	1,349,511
Kraft Foods, Inc.,
Sr. Unsec’d. Notes(d)	Baa2	4.125	02/09/16	10,250	10,634,682
Sr. Unsec’d. Notes	Baa2	5.625	11/01/11	413	424,414
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	18,052,770
Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	1,315	1,394,881
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,128,157
Unsec’d. Notes	Baa2	5.250	10/01/13	3,850	4,179,468
Kroger Co. (The),
Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,745,940
Gtd. Notes	Baa2	6.200	06/15/12	4,750	5,021,463
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,685,648
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,251,786
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	3,335	3,454,606
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,084,862
PepsiAmericas, Inc.,
Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,072,541
Gtd. Notes	Aa3	5.625	05/31/11	285	287,110
SABMiller PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,785,637
Sr. Unsec’d. Notes, 144A	Baa1	6.200	07/01/11	17,924	18,159,450
Safeway, Inc.,
Sr. Unsec’d. Notes	Baa2	5.800	08/15/12	2,845	3,026,446
Sr. Unsec’d. Notes	Baa2	6.250	03/15/14	4,020	4,444,822
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875	06/15/13	13,405	13,919,310
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba3	10.000	07/15/14	2,500	2,943,750
Unilever Capital Corp., Gtd. Notes	A1	3.650	02/15/14	2,800	2,950,923
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	6,718,984
Yum! Brands, Inc.,
Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	2,500	2,629,085
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,652,056
Sr. Unsec’d. Notes	Baa3	8.875	04/15/11	2,130	2,136,937

					310,375,233

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000	11/15/13	3,500	4,204,375

Healthcare & Pharmaceutical — 4.9%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700	05/27/15	11,040	11,217,821
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	09/15/12	5,600	5,923,658
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,109,344
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000	06/01/15	3,000	3,276,642
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa3	6.000	03/01/13	10,870	11,616,128
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	5.450	06/15/14	3,120	3,329,836
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,496,200
Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	7,865	8,236,802
CareFusion Corp.,
Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,844,643
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	2,940	3,160,232
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	6,619,704
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,557,538
Eli Lilly & Co., Sr. Unsec’d. Notes	A2	3.550	03/06/12	5,000	5,145,035

Express Scripts, Inc., Gtd. Notes	Baa3	5.250	06/15/12	12,750	13,359,055
Genzyme Corp., Gtd. Notes	Baa2	3.625	06/15/15	7,200	7,479,648
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,469,988
Life Technologies Corp., Sr. Unsec’d. Notes	Ba1	3.500	01/15/16	14,150	14,105,880
McKesson Corp.,
Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,326,653
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,961,929
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,626,469
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,320,309
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,761,391
Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,239,892
Medtronic, Inc.,
Sr. Unsec’d. Notes	A1	3.000	03/15/15	9,770	10,052,969
Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,075,170
Novartis Capital Corp.,
Gtd. Notes	Aa2	2.900	04/24/15	10,000	10,222,650
Gtd. Notes	Aa2	4.125	02/10/14	2,525	2,700,190
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,566,851
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	03/01/14	2,012	2,193,368
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A2	2.625	03/29/16	9,380	9,299,370
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,937,604
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,565,625
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	A3	2.150	12/28/12	1,180	1,199,031
Sr. Unsec’d. Notes	A3	3.200	03/01/16	9,910	10,076,220
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,301,208
Wyeth, Gtd. Notes	A1	5.500	02/01/14	3,000	3,308,307

					206,683,360

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750	06/15/11	1,290	1,303,611
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,856	2,942,226
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Ba1	5.875	01/15/12	8,900	9,196,450
Sr. Unsec’d. Notes	Ba1	5.950	03/15/17	4,100	4,252,516
Sr. Unsec’d. Notes	Ba1	6.300	08/15/14	4,700	4,992,039
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,873,881
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	Baa1	4.875	02/15/13	921	978,074
Sr. Unsec’d. Notes	Baa1	4.875	04/01/13	4,150	4,413,189
Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	4,000	4,282,264
WellPoint, Inc.,
Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	14,222,852
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	789,512

					51,246,614

Insurance — 4.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500	08/01/16	5,090	5,677,081
Allstate Corp. (The),
Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,140,201
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,961,570
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,338,350
American International Group, Inc.,
Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	6,962,323
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,649,116
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,155,495
Sr. Unsec’d. Notes, MTN	Baa1	5.600	10/18/16	2,500	2,593,590
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500	09/30/15	7,315	7,340,617
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,565,174
Berkshire Hathaway Finance Corp.,
Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,068,276
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,433,744
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	611,856
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,916,449
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	16,674,266
Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	414,341
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	5,083,022
Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,201,571
Lincoln National Corp.,
Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	3,235	3,356,390

Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,420,237
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	8,250,239
Sr. Unsec’d. Notes	Baa2	6.200	12/15/11	7,750	8,036,316
Massmutual Global Funding II,
Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,163,235
Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,832,638
MetLife, Inc.,
Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,741,812
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,383,845
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,638,053
Sr. Unsec’d. Notes	A3	6.125	12/01/11	5,000	5,184,010
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,471,167
Sr. Sec’d. Notes, 144A	Aa3	2.875	09/17/12	10,000	10,197,380
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125	04/10/13	9,500	10,137,992
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	7,289,880
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	537,980
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	01/15/12	875	914,516
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,759,191
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	967,236
Sr. Unsec’d. Notes(d)	A2	5.500	12/01/15	3,855	4,273,533
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,044,077
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500	01/15/12	7,375	7,679,093
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,636,905

					200,702,767

Lodging — 1.0%
Host Hotels & Resorts LP, Gtd. Notes	BB+(c)	6.875	11/01/14	4,750	4,916,250
Marriott International, Inc.,
Sr. Unsec’d. Notes	Baa2	4.625	06/15/12	10,700	11,120,317
Sr. Unsec’d. Notes(d)	Baa2	6.375	06/15/17	5,000	5,606,610
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	5,183,283
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375	11/15/15	10,890	12,196,800
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.875	05/01/12	1,000	1,058,750
Sr. Unsec’d. Notes	Ba1	6.250	02/15/13	1,046	1,117,913
Sr. Unsec’d. Notes(d)	Ba1	7.875	10/15/14	1,000	1,143,000

					42,342,923

Media & Entertainment — 2.2%
CBS Corp., Gtd. Notes	Baa3	8.200	05/15/14	3,000	3,516,249
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500	08/15/15	13,554	15,027,902
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375	04/01/12	4,000	4,150,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	6,000	6,930,000
LIN Television Corp., Gtd. Notes	B3	6.500	05/15/13	6,000	6,000,000
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A(d)	Baa2	2.100	04/01/14	7,830	7,793,622
Sr. Unsec’d. Notes, 144A	Baa2	3.650	04/30/15	7,750	7,956,476
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	3,000	3,624,342
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750	09/01/12	5,200	5,219,500
Time Warner, Inc., Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,368,168
Viacom, Inc.,
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,381,199
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	8,850	9,442,260
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,303,057

					94,712,775

Metals — 3.2%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A	Baa1	2.150	09/27/13	9,375	9,446,194
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	6,076,086
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	Baa3	3.750	08/05/15	4,500	4,544,528
Sr. Unsec’d. Notes	Baa3	3.750	03/01/16	6,330	6,318,308
Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	10,300	10,954,184
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	4,325	5,176,649
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	11,234,393
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	A1	5.125	03/29/12	5,645	5,899,798
Gtd. Notes	A1	5.250	12/15/15	3,000	3,337,728
Gtd. Notes	A1	5.500	04/01/14	10,900	12,088,024
Noranda, Inc. (Canada), Gtd. Notes(d)	Baa2	7.250	07/15/12	2,490	2,664,019
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	806,813

Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes	BBB+(c)	4.500	05/15/13	8,200	8,709,228
Sr. Unsec’d. Notes	BBB+(c)	4.875	09/15/12	3,850	4,051,297
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	8.950	05/01/14	26,975	32,452,085
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750	05/15/14	3,313	4,025,149
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650	06/01/13	2,300	2,415,000
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350	06/05/12	5,460	5,820,939

					136,020,422

Non-Captive Finance — 3.6%
CIT Group, Inc., Sec’d. Notes(d)	B3	7.000	05/01/17	6,000	6,007,500
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,665,665
General Electric Capital Corp., Notes, Ser. G, MTN	Aa2	5.250	10/19/12	4,000	4,241,988
Sr. Unsec’d. Notes(d)	Aa2	2.100	01/07/14	20,000	20,011,880
Sr. Unsec’d. Notes	Aa2	2.250	11/09/15	15,000	14,410,005
Sr. Unsec’d. Notes, MTN	Aa2	2.800	01/08/13	10,000	10,231,960
Sr. Unsec’d. Notes, MTN(d)	Aa2	4.800	05/01/13	16,000	17,000,176
Sr. Unsec’d. Notes, MTN(d)	Aa2	4.875	03/04/15	1,700	1,832,959
Sr. Unsec’d. Notes	Aa2	5.900	05/13/14	31,000	34,215,630
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	1,910	2,038,925
Sr. Unsec’d. Notes(d)	B1	4.750	01/13/12	5,000	5,050,000
Sr. Unsec’d. Notes	B1	6.375	03/25/13	1,750	1,811,250
SLM Corp.,
Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,638,325
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	2,150	2,225,443
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,028,284
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,721,779
Sr. Unsec’d. Notes, Ser. A, MTN(d)	Ba1	5.375	01/15/13	6,165	6,412,537
Sr. Unsec’d. Notes, MTN	Ba1	5.400	10/25/11	7,750	7,907,147
Sr. Unsec’d. Notes	Ba1	5.450	04/25/11	3,000	3,007,376

					155,458,829

Packaging — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650	08/01/14	3,775	4,105,248
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625	07/15/13	15,000	15,722,490

					19,827,738

Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $1,010,000; purchased 06/09/09)(a)(d)(f)	Ba3	8.125	05/15/11	1,000	1,022,131
International Paper Co.,
Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,797,797
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,417,045

					9,236,973

Pipelines & Other — 1.7%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	Baa2	4.950	10/15/14	950	1,007,936
Sr. Unsec’d. Notes	Baa2	5.125	01/15/13	5,000	5,248,515
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	3,086,394
Energy Transfer Partners LP,
Sr. Unsec’d. Notes	Baa3	5.650	08/01/12	3,750	3,941,062
Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,500	2,921,265
Enterprise Products Operating LLC,
Gtd. Notes	Baa3	3.700	06/01/15	5,000	5,151,440
Gtd. Notes	Baa3	4.600	08/01/12	8,075	8,403,144
Gtd. Notes, Ser. M	Baa3	5.650	04/01/13	5,000	5,389,560
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	2,630	2,650,033
Sr. Unsec’d. Notes(d)	Baa2	5.625	02/15/15	3,600	3,972,197
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,116,854
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	600	650,437
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	627,913
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250	09/01/12	5,275	5,475,629
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,650,458
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,906,700
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875	07/15/12	1,000	1,093,559
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800	02/15/15	8,300	8,591,994

					70,885,090

Railroads — 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,426,765

Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	472,442
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,278,120
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,689,755
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,583,412
CSX Corp.,
Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,303,812
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	727,371
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,261,122
Sr. Unsec’d. Notes	Baa3	6.300	03/15/12	1,900	1,997,466
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,302,211
Union Pacific Corp.,
Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,275,103
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,456,451
Sr. Unsec’d. Notes	Baa2	6.500	04/15/12	1,500	1,585,977

					43,360,007

Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN	Baa1	5.500	01/15/12	590	609,960
Sr. Unsec’d. Notes, MTN	Baa1	6.625	09/15/11	3,000	3,075,351
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	168,259
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875	11/30/12	4,575	4,852,739
Duke Realty LP,
Sr. Unsec’d. Notes	Baa2	5.625	08/15/11	440	446,363
Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,247,275
Sr. Unsec’d. Notes(d)	Baa2	7.375	02/15/15	4,535	5,147,443
ERP Operating LP,
Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	7,212,416
Sr. Unsec’d. Notes	Baa1	6.625	03/15/12	4,000	4,206,652
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700	02/01/14	3,565	3,575,677
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,686,318
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,669,484
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375	08/15/12	1,350	1,433,240
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	3,300	3,462,357
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500	07/15/11	240	243,589
Post Apartment Homes, LP, Sr. Unsec’d. Notes	Baa3	5.450	06/01/12	3,890	4,028,729
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,861,884
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	5,275	5,517,576
Simon Property Group LP,
Sr. Unsec’d. Notes(d)	A3	4.200	02/01/15	2,280	2,398,446
Sr. Unsec’d. Notes	A3	5.250	12/01/16	1,800	1,957,153
Sr. Unsec’d. Notes	A3	5.750	12/01/15	5,088	5,658,782
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,559,244
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	3.125	11/30/15	2,830	2,745,499

					73,764,436

Retailers — 2.9%
AutoZone, Inc., Sr. Unsec’d. Notes(d)	Baa2	5.750	01/15/15	3,200	3,529,677
CVS Caremark Corp.,
Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	12,500	12,697,662
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,168,340
Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	2,456	2,766,345
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	6,155	6,493,910
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000	10/01/12	1,969	2,010,841
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	Baa1	5.250	12/16/13	10,280	11,218,883
Sr. Unsec’d. Notes	Baa1	5.400	03/01/16	12,000	13,269,720
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000	08/01/12	4,800	5,232,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes	Ba1	5.350	03/15/12	11,445	11,788,350
Gtd. Notes	Ba1	7.450	09/15/11	1,000	1,026,250
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	15,349,782
Staples, Inc., Gtd. Notes	Baa2	7.750	04/01/11	1,000	1,000,184
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	4,939,836
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,595,425
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(j)	Aa2	1.500	10/25/15	21,530	20,597,708

					121,684,913

Technology — 2.5%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,808,990
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,600,253
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500	11/01/13	4,735	4,693,067
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,756,812
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500	03/15/13	7,600	8,084,143

Dell, Inc.,
Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	365,085
Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,265,257
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000	08/01/13	4,000	4,405,788
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,535,458
Fiserv, Inc.,
Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,662,032
Gtd. Notes	Baa2	6.125	11/20/12	6,335	6,801,674
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125	03/01/14	2,800	3,136,252
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400	03/15/12	575	598,413
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,621,762
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa3	8.000	11/01/11	5,420	5,630,908
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750	07/08/14	6,005	6,373,407
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/01/11	3,350	3,425,375
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	4,836	5,633,940
Xerox Corp.,
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	9,200	9,684,380
Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	5,925,167
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,848,701

					105,856,864

Telecommunications — 8.5%
ALLTEL Corp., Debs.	A-(c)	6.500	11/01/13	4,000	4,448,496
America Movil SAB de CV (Mexico),
Gtd. Notes	A2	3.625	03/30/15	7,200	7,408,555
Gtd. Notes(d)	A2	5.500	03/01/14	6,350	6,926,980
Gtd. Notes	A2	5.750	01/15/15	2,600	2,868,011
AT&T Corp., Gtd. Notes(i)	A2	7.300	11/15/11	6,685	6,961,806
AT&T, Inc.,
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	29,618,587
Sr. Unsec’d. Notes	A2	4.850	02/15/14	2,750	2,973,930
Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,885,239
Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	12,156,934
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,063,863
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	19,874,524
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,672,221
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	5,240	5,486,422
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,288,284
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,403,410
Gtd. Notes	Baa1	5.875	08/20/13	4,400	4,827,346
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(a)(f)	Baa3	6.738	06/01/13	7,365	7,990,627
France Telecom SA (France),
Sr. Unsec’d. Notes	A3	2.125	09/16/15	4,360	4,267,952
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,144,252
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125	05/01/12	17,970	19,340,985
Qwest Corp.,
Sr. Unsec’d. Notes(b)	Baa3	3.560	06/15/13	8,000	8,340,000
Sr. Unsec’d. Notes	Baa3	7.875	09/01/11	5,200	5,343,000
Sr. Unsec’d. Notes	Baa3	8.875	03/15/12	12,184	13,036,880
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250	06/15/13	5,535	6,099,686
Sprint Capital Corp., Gtd. Notes	Ba3	8.375	03/15/12	4,000	4,220,000
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,576,437
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,503,363
Gtd. Notes	Baa2	6.175	06/18/14	5,625	6,039,540
Gtd. Notes	Baa2	6.200	07/18/11	720	730,874
Telefonica Emisiones SAU (Spain),
Gtd. Notes	Baa1	2.582	04/26/13	10,700	10,802,207
Gtd. Notes(d)	Baa1	3.992	02/16/16	8,900	8,943,067
Gtd. Notes	Baa1	4.949	01/15/15	5,275	5,565,763
Gtd. Notes(d)	Baa1	5.855	02/04/13	5,000	5,330,145
Gtd. Notes	Baa1	5.984	06/20/11	2,000	2,021,788
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000	06/01/11	7,711	7,803,015
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(d)	A3	3.000	04/01/16	19,250	19,151,921
Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	7,094,936
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	Baa1	6.125	01/15/13	9,500	10,223,216
Verizon New England, Inc., Sr. Unsec’d. Notes	Baa2	6.500	09/15/11	4,725	4,851,394
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875	04/01/12	10,000	10,586,400

Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	Baa1	4.625	03/15/13	6,350	6,696,831
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	Baa1	4.150	06/10/14	10,976	11,636,316
Sr. Unsec’d. Notes(d)	Baa1	5.000	09/15/15	5,175	5,606,828
Sr. Unsec’d. Notes	Baa1	5.350	02/27/12	2,035	2,121,066
Sr. Unsec’d. Notes	Baa1	5.500	06/15/11	2,630	2,655,324
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	6,000	6,585,000

					360,173,421

Tobacco — 1.4%
Altria Group, Inc.,
Gtd. Notes(d)	Baa1	7.750	02/06/14	15,150	17,393,185
Gtd. Notes	Baa1	8.500	11/10/13	15,800	18,426,118
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	8,042,362
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	4,017,048
Reynolds American, Inc.,
Gtd. Notes(b)	Baa3	1.010	06/15/11	1,000	1,000,739
Gtd. Notes(d)	Baa3	6.750	06/15/17	400	457,421
Gtd. Notes	Baa3	7.250	06/01/13	2,750	3,076,062
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,735,197
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,565,374

					58,713,506

TOTAL CORPORATE BONDS (cost $3,855,126,529)					3,968,078,890

FOREIGN AGENCIES — 0.7%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,368,145
Export-Import Bank of Korea (South Korea)	A1	5.875	01/14/15	5,000	5,475,310
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,798,500
Korea Development Bank (South Korea)	A1	4.375	08/10/15	3,800	3,945,137
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,363,310
Petrobras International Finance Co.- PIFCo. (Cayman Islands), Gtd. Notes	Baa1	3.875	01/27/16	4,100	4,127,409

TOTAL FOREIGN AGENCIES (cost $28,978,253)					31,077,811

FOREIGN LOCAL GOVERNMENT — 0.3%
Province of Ontario Canada (Canada) (cost $11,495,500)	Aa1	2.700	06/16/15	11,500	11,719,386

MUNICIPAL BONDS — 0.6%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,153,440
Duke University, Unsec’d. Notes	Aa1	4.200	04/01/14	2,000	2,141,480
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,324,032
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,178,265
State of Illinois	A1	2.766	01/01/12	9,300	9,347,058

TOTAL MUNICIPAL BONDS (cost $24,300,543)					25,144,275

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes(d)		1.250	03/15/14	7,715	7,712,609
U.S. Treasury Notes(d)		2.125	02/29/16	1,470	1,465,406

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,207,856)					9,178,015

				Shares
PREFERRED STOCKS — 0.1%
Banking — 0.1
Citigroup Capital XIII 7.875% (Capital Security, fixed to floating preferred)(b)				132,000	3,616,800
JPMorgan Chase Capital XXVI 8.000% (Capital Security, fixed to floating preferred)(b)				71,000	1,866,590

TOTAL PREFERRED STOCKS (cost $5,240,750)					5,483,390

TOTAL LONG-TERM INVESTMENTS (cost $4,063,867,972)					4,178,910,735

SHORT-TERM INVESTMENT — 4.4%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $185,647,587; includes $154,519,561 of cash collateral received for securities on loan)(g)(h)	185,647,587	185,647,587

TOTAL INVESTMENTS — 102.5% (cost $4,249,515,559)(k)		4,364,558,322
Liabilities in excess of other assets(l) — (2.5%)		(108,450,017)

NET ASSETS — 100.0%		$4,256,108,305

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GO	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,847,730; cash collateral of $154,519,561 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $42,288,090. The aggregate value of $43,899,085 is approximately 1.0% of net assets.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$4,292,649,063	$97,970,962	$(26,061,703)	$71,909,259

The difference between book and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Futures contracts open at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
1,028	2 Year U.S. Treasury Notes	Jun. 2011	$224,105,416	$224,232,500	$127,084
78	10 Year U.S. Treasury Notes	Jun. 2011	9,284,533	9,284,437	(96)
2	U.S. Ultra Bonds	Jun. 2011	245,690	247,125	1,435

					$128,423

	Short Position:
914	5 Year U.S. Treasury Notes	Jun. 2011	106,818,501	106,745,203	73,298

					$201,721

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2011.

Credit default swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Barclays Bank PLC	09/20/12	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(4,660)	$—	$(4,660)
Citibank, N.A.	09/20/12	1,000	0.320	Clorox Co. (The), 5.000%, 03/01/13	85	—	85
Citibank, N.A.	06/20/14	3,000	1.000	CBS Corp., 4.625%, 05/15/18	(36,342)	148,786	(185,128)
Credit Suisse International	12/20/12	2,550	1.000	GATX Financial Corp., 5.500%, 02/15/12	(13,747)	14,602	(28,349)
Deutsche Bank AG	09/20/11	2,500	1.000	DISH DBS Corp., 6.625%, 10/01/14	(6,535)	8,085	(14,620)
Deutsche Bank AG	03/20/12	4,000	5.000	Gannett Co., Inc., 6.375%, 04/01/12	(182,920)	(42,622)	(140,298)
Deutsche Bank AG	06/20/13	8,000	1.000	Qwest Corp., 7.200%, 11/10/26	(105,416)	89,017	(194,433)
Deutsche Bank AG	06/20/13	5,000	1.000	Sealed Air Corp., 5.625%, 07/15/13	(51,489)	43,633	(95,122)
Goldman Sachs International	03/20/14	1,000	0.700	Duke Energy Corp., 5.650%, 06/15/13	(13,926)	—	(13,926)
JP Morgan Chase Bank	06/20/14	3,000	5.000	SLM Corp., 5.125%, 08/27/12	(304,651)	378,696	(683,347)
Morgan Stanley Capital Services	06/20/14	3,120	1.000	Boston Scientific Corp., 5.450%, 06/15/14	(35,431)	47,874	(83,305)

					$(755,032)	$688,071	$(1,443,103)

Counterparty	Termination Date	Implied Credit Spread at March 31, 2011(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues - Sell Protection(2):
Deutsche Bank AG	03/20/15	0.824%	$10,000	1.000%	Berkshire Hathaway, Inc., 4.625%, 10/15/13	$70,712	$(188,736)	$259,448
Goldman Sachs International	09/20/12	0.475	5,000	1.000	Exelon Generation Co. LLC, 6.200%, 10/01/17	40,664	56,048	(15,384)
Goldman Sachs International	03/20/15	0.824	10,000	1.000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	70,712	(177,792)	248,504
JP Morgan Chase Bank	09/20/12	0.471	20,000	1.000	General Electric Capital Corp., 5.625%, 09/15/17	163,582	(247,410)	410,992
JP Morgan Chase Bank	12/20/14	0.347	10,000	1.000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	241,948	270,152	(28,204)
Morgan Stanley Capital Services	03/20/14	0.292	2,000	1.600	Astrazeneca PLC, 5.900%, 09/15/17	78,239	—	78,239

						$665,857	$(287,738)	$953,595

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$485,439	$—
Commercial Mortgage-Backed Securities	—	127,743,529	—
Corporate Bonds	—	3,961,584,980	6,493,910
Foreign Agencies	—	31,077,811	—
Foreign Local Government	—	11,719,386	—
Municipal Bonds	—	25,144,275	—
U.S. Treasury Obligations	—	9,178,015	—
Preferred Stocks	5,483,390	—	—
Affiliated Money Market Mutual Fund	185,647,587	—	—
Other Financial Instruments*
Futures	201,721	—	—
Credit Default Swaps	—	(475,582)	(13,926)

Total	$191,332,698	$4,166,457,853	$6,479,984

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.